Unaudited interim consolidated statements of cash flows - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Receipts from other income	$ 5,019	$ 438
Payments for electricity, suppliers and employees	(184,094)	(85,880)
Interest received	7,010	2,996
Interest paid	(97)	(130)
Net cash from/(used in) operating activities	(161,206)	(81,505)
Cash flows from investing activities
Proceeds from sale of Bitcoin mined	304,300	129,394
Payments for property, plant and equipment net of computer hardware prepayments	(389,342)	(112,664)
Payments for computer hardware prepayments	(625,413)	(70,638)
Payments for prepayments and deposits	(5,996)	(4,683)
Proceeds from disposal of property, plant and equipment	9,970	0
Proceeds from return of deposits	470	0
Net cash from/(used in) investing activities	(706,011)	(58,591)
Cash flows from financing activities
Capital raising costs	(2,965)	(902)
Proceeds from loan funded shares	858	0
Proceeds from convertible notes*	311,646	0
Proceeds from share issuances	339,272	332,075
Repayment of lease liabilities	(349)	(406)
Net cash from financing activities	648,462	330,767
Net increase/(decrease) in cash and cash equivalents	(218,755)	190,671
Cash and cash equivalents at the beginning of the period	404,601	68,894
Effects of exchange rate changes on cash and cash equivalents	(1,513)	130
Cash and cash equivalents at the end of the period	184,333	259,695
AI cloud service revenue
Cash flows from operating activities
Receipts from revenue	$ 10,956	$ 1,071